General information - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2024 € / £ $ / £ ¥ / £	Dec. 31, 2023 $ / £ ¥ / £ € / £	Dec. 31, 2022 $ / £ ¥ / £ € / £
USD
Disclosure of Accounting Policies [Line Items]
Average rates | $ / £	1.28	1.24	1.24
Period-end rates | $ / £	1.25	1.27	1.2
Euro
Disclosure of Accounting Policies [Line Items]
Average rates | € / £	1.18	1.15	1.17
Period-end rates | € / £	1.2	1.15	1.13
CNY
Disclosure of Accounting Policies [Line Items]
Average rates | ¥ / £	9.19	8.81	8.31
Period-end rates | ¥ / £	9.15	9.06	8.31